PARKSTONE
================================================================================
VARIABLE ANNUITY

2000 ANNUAL REPORT

[LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

A MESSAGE FROM SECURITY BENEFIT

DEAR VALUED SECURITY BENEFIT GROUP CUSTOMER:

Despite the uncertainties of the stock market,  the year 2000 was an outstanding year for Security Benefit Group. We continued delivering solid financial results in 2000 - record  sales,  revenues,  equity and assets  under  management  - and fortified our financial strength,  thus, enriching our ability to help customers build financially secure futures.

For Security  Benefit Group,  2000 is best described by two words - eventful and exciting.

2000 - AN EVENTFUL YEAR

2000 was an eventful year for our company  because of the major  investments  we made in cutting edge  technology,  innovative  products and our core  retirement plan business - K-12 education professionals.

Throughout  2000,  we invested in  technology  that will  enhance our ability to provide  outstanding  customer  service.  Already  recognized as one of the best providers of customer service in the financial services industry, our goal is to be the best. Bottom line - the  technological  advances we introduce in 2001 are designed to equip our customer service  professionals with the tools to give you the critical information you need to make sound financial decisions.

We also  invested  in a variety of new and  innovative  annuity  and mutual fund products  that blaze an exciting new trail in the financial  services  industry.
Choice and  flexibility  are at the heart of several  creative new products that will be launched throughout 2001.

The highlight of our year,  though,  was being named the  exclusive  provider of retirement plan products and services to the 2.6 million members of the National
Education  Association  (NEA).  Security  Benefit and its  affiliates  have been providing  retirement products and services to K-12 education  professionals for over 30 years - it's our core  business and we plan to continue  focusing on our core  business  for  many,  many  more  years.  The  relationship  with  the NEA reinforces our position in this market segment and strengthens our commitment to the country's largest body of unsung heroes.

2000 - AN EXCITING YEAR

2000 was an exciting  year  because the  investments  that were made in Security
Benefit Group have resulted in a future more  brilliant than ever before and has triggered a strong wave of momentum and enthusiasm throughout the organization.

Our investment  team received  strong  recognition for their ability to generate outstanding  performances.  In particular,  our mid-cap funds,  global fund, and diversified  income fund led the list with our mid-cap investment team receiving recognition  by Mutual  Fund  magazine,  Investors  Business  Daily,  Lipper and others.  That's  exciting!  We also continued to receive top recognition for our outstanding annuity and mutual fund customer service.

Most importantly,  though, we're excited about our future with you. 2001 has the beginnings of another record year for Security Benefit Group.  Thank you for the privilege  of helping you plan and save for your  retirement.  Our  objective is simple  - to be  the  most  customer-focused  company  in the  entire  financial services industry and to help you reach your retirement goals.

Sincerely,

KRIS A. ROBBINS

Kris A. Robbins
President & Chief Executive Officer
Security Benefit Group

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
President and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings Bank
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
Vice Chairman
Koch Industries, Inc.
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

PAT A. LOCONTO
Chief Executive Officer (Ret.)
Deloitte Consulting
New York, New York

FRANK C. SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security  Benefit  Mutual Holding  Company (the
"Mutual  Holding  Company")  will be held on  Tuesday,  June 5, 2001,  at 700 SW
Harrison St.,  Topeka,  Kansas,  at 1:00 p.m. Each owner of an insurance  policy issued by  Security  Benefit  Life  Insurance  Company is a member of the Mutual
Holding  Company and is entitled to vote,  either in person or by proxy,  on all matters  coming  before the meeting.  Proxies are  available  from the corporate secretary and must be returned no later than May 31, 2001.

This report is submitted only for the general  information  of Security  Benefit
Life Variable Annuity  contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF PARKSTONE VARIABLE ANNUITY ACCOUNT
AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have  audited the  accompanying  individual  and combined  balance  sheets of
Parkstone Variable Annuity Account  (comprised of the individual  subaccounts as indicated  therein) as of December  31,  2000,  and the  related  statements  of operations  and changes in net assets for the year then ended.  These  financial statements are the  responsibility of Security Benefit Life Insurance  Company's management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audit.

We conducted our audit in accordance with auditing standards  generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2000, by correspondence  with the transfer agent. An audit also includes assessing the accounting  principles used and significant estimates made by management as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material  respects,  the individual and combined  financial  position of the individual  subaccounts of Parkstone  Variable  Annuity  Account at December 31,
2000, and the individual and combined results of their operations and changes in their  net  assets  for the  year  then  ended  in  conformity  with  accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 2, 2001

PARKSTONE VARIABLE ANNUITY ACCOUNT
==========================================================================================
BALANCE SHEETS                                                           DECEMBER 31, 2000
------------------------------------------------------------------------------------------
ASSETS                            (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AND UNIT VALUES)

Investments:
  Parkstone Advantage Fund:
    Bond Fund - 498,575 shares at net asset
      value of $9.66 per share (cost, $5,196)...................................   $ 4,816
    Mid-Capitalization Fund - 1,268,861 shares
      at net asset value of $13.63 per share (cost, $20,080)....................    17,295
    International Discovery Fund - 654,483 shares at
      net asset value of $12.05 per share (cost, $8,696)........................     7,886
    Small Capitalization Fund - 625,211 shares at net
      asset value of $15.38 per share (cost, $10,647)...........................     9,616

  Liberty Variable Investment Trust:
    Colonial U.S. Stock Fund - 200,114 shares at net
      asset value of $18.27 per share (cost, $3,815)............................     3,656
    Colonial Strategic Income Fund - 191,898 shares at
      net asset value of $9.42 per share (cost, $2,111).........................     1,808
    Newport Tiger Fund - 204,821 shares at net
      asset value of $2.19 per share (cost, $355)...............................       449

  SBL Fund:
    Money Market Series (Series C) - 116,645 shares at
      net asset value of $12.69 per share (cost, $1,441)........................     1,480
    Global Strategic Income Series (Series K) - 17,109 shares
      at net asset value of $9.98 per share (cost, $172)........................       171
    Equity Income Series (Series O) - 326,884 shares at
      net asset value of $17.66 per share (cost, $5,732)........................     5,772
    Social Awareness Series (Series S) - 15,418 shares
      at net asset value of $27.62 per share (cost, $454).......................       426
                                                                                    ------
Combined assets.................................................................   $53,375
                                                                                    ======

                                  See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
==========================================================================================
BALANCE SHEETS (CONTINUED)                                               DECEMBER 31, 2000
------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS                      (DOLLARS IN THOUSANDS, EXCEPT UNIT VALUES)

Liabilities - actuarial risk fees payable..............                            $     4

Net assets are represented by:
                                                            NUMBER      UNIT
                                                           OF UNITS     VALUE
                                                           -------------------
NON-TRUST CONTRACTS
  Bond Subaccount:
    Accumulation units.................................    365,505      $12.32       4,502
  Mid-Capitalization Subaccount:
    Accumulation units.................................    783,290       21.65      16,961
  International Discovery Subaccount:
    Accumulation units.................................    480,613       16.04       7,708
  Small Capitalization Subaccount:
    Accumulation units.................................    516,170       18.52       9,559
  Colonial U.S. Stock Subaccount:
    Accumulation units.................................    277,524       13.17       3,656
  Colonial Strategic Income Subaccount:
    Accumulation units.................................    174,735       10.34       1,808
  Newport Tiger Subaccount:
    Accumulation units.................................     38,366       11.69         448
  Money Market Subaccount:
    Accumulation units.................................    128,209       11.20       1,436
  Global Strategic Income Subaccount:
    Accumulation units.................................     15,779       10.82         171
  Equity Income Subaccount:
    Accumulation units.................................    459,763       12.19       5,604
  Social Awareness Subaccount:
    Accumulation units.................................     33,473       12.72         426

TRUST CONTRACTS
  Bond Subaccount:
    Accumulation units.................................     24,047       13.04         314
  Mid-Capitalization Subaccount:
    Accumulation units.................................     14,521       22.81         331
  International Discovery Subaccount:
    Accumulation units.................................     10,558       16.93         178
  Small Capitalization Subaccount:
    Accumulation units.................................      2,885       19.61          57
  Money Market Subaccount:
    Accumulation units.................................      3,874       11.41          44
  Equity Income Subaccount:
    Accumulation units.................................     13,476       12.51         168
                                                                                    ------
Combined net assets....................................                             53,371
                                                                                    ------
Combined liabilities and net assets....................                            $53,375
                                                                                    ======

                                  See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
==========================================================================================
STATEMENTS OF OPERATIONS                                      YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                MID-        INTERNATIONAL       SMALL
                                 BOND      CAPITALIZATION     DISCOVERY     CAPITALIZATION
                              SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                              ------------------------------------------------------------
NON-TRUST CONTRACTS
Investment income (loss):
  Dividend distributions....    $ 381         $   ---          $   ---         $   ---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee..............      (64)           (281)            (117)           (158)
    Administrative and
      maintenance fees......       (8)            (34)             (14)            (19)
                              ------------------------------------------------------------
Net investment income (loss)      309            (315)            (131)           (177)

Net realized and
  unrealized gain
  (loss) on investments:
  Capital gains
    distributions...........      ---           6,847            2,472           1,365
  Realized gain (loss)
    on investments..........     (191)          1,387              383             531
  Unrealized gain (loss)
    on investments..........      168          (9,570)          (4,709)         (3,787)
                              ------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments      (23)         (1,336)          (1,854)         (1,891)
                              ------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations...........    $ 286         $(1,651)         $(1,985)        $(2,068)
                              ============================================================

TRUST CONTRACTS
Investment income (loss):
  Dividend distributions....     $ 23           $ ---            $ ---            $---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee..............       (2)             (2)              (1)             (1)
    Administrative and
      maintenance fees......      ---             ---              ---             ---
                              ------------------------------------------------------------
Net investment income (loss)       21              (2)              (1)             (1)

Net realized and
  unrealized gain
  (loss) on investments:
  Capital gains
    distributions...........      ---             122               54               8
  Realized gain (loss)
    on investments..........      ---             ---               10              13
  Unrealized gain (loss)
    on investments..........      ---            (155)            (104)            (28)
                              ------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments      ---             (33)             (40)             (7)
                              ------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations...........     $ 21           $ (35)           $ (41)           $ (8)
                              ============================================================

                                  See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
==========================================================================================
STATEMENTS OF OPERATIONS (CONTINUED)                          YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                              COLONIAL
                               COLONIAL       STRATEGIC      NEWPORT         MONEY
                              U.S. STOCK       INCOME         TIGER          MARKET
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                              -------------------------------------------------------
NON-TRUST CONTRACTS
Investment income (loss):
  Dividend distributions....    $  32          $ 177          $   4          $  8
  Expenses (NOTE 2):
    Mortality and expense
      risk fee..............      (54)           (28)            (7)          (20)
    Administrative and
      maintenance fees......       (6)            (3)            (1)           (2)
                              -------------------------------------------------------
Net investment income (loss)      (28)           146             (4)          (14)

Net realized and
  unrealized gain
  (loss) on investments:
  Capital gains
    distributions...........      409            ---            ---           ---
  Realized gain (loss)
    on investments..........       37           (119)            49           ---
  Unrealized gain (loss)
    on investments..........     (376)           (58)          (142)           84
                              -------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments       70           (177)           (93)           84
                              -------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations...........    $  42          $ (31)         $ (97)         $ 70
                              =======================================================

TRUST CONTRACTS
Investment income (loss):
  Dividend distributions....    $ ---          $ ---          $ ---          $---
  Expenses (NOTE 2):
    Mortality and expense
      risk fee..............      ---            ---            ---           ---
    Administrative and
      maintenance fees......      ---            ---            ---           ---
                              -------------------------------------------------------
Net investment income (loss)      ---            ---            ---           ---

Net realized and
  unrealized gain
  (loss) on investments:
  Capital gains
    distributions...........      ---            ---            ---           ---
  Realized gain (loss)
    on investments..........      ---            ---            ---           ---
  Unrealized gain (loss)
    on investments..........      ---            ---            ---             2
                              -------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments      ---            ---            ---             2
                              -------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations...........    $ ---          $ ---          $ ---          $  2
                              =======================================================

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                GLOBAL
                              STRATEGIC      EQUITY       SOCIAL     NON-TRUST/
                                INCOME       INCOME     AWARENESS      TRUST
                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     TOTAL      COMBINED
                              ------------------------------------------------------------
NON-TRUST CONTRACTS
Investment income (loss):
  Dividend distributions....    $---         $  13        $---       $    615    $    638
  Expenses (NOTE 2):
    Mortality and expense
      risk fee..............      (3)          (76)         (7)          (815)       (822)
    Administrative and
      maintenance fees......     ---            (9)         (1)           (97)        (97)
                              ------------------------------------------------------------
Net investment income (loss)      (3)          (72)         (8)          (297)       (281)

Net realized and
  unrealized gain
  (loss) on investments:
  Capital gains
    distributions...........     ---           544         ---         11,637      11,836
  Realized gain (loss)
    on investments..........      (4)         (236)         13          1,850       1,863
  Unrealized gain (loss)
    on investments..........      12           291         (76)       (18,163)    (18,437)
                              ------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments       8           599         (63)        (4,676)     (4,738)
                              ------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations...........    $  5         $ 527        $(71)      $ (4,973)   $ (5,019)
                              ============================================================

TRUST CONTRACTS
Investment income (loss):
  Dividend distributions....    $---         $ ---        $---       $     23
  Expenses (NOTE 2):
    Mortality and expense
      risk fee..............     ---            (1)        ---             (7)
    Administrative and
      maintenance fees......     ---           ---         ---            ---
                              ------------------------------------------------
Net investment income (loss)     ---            (1)        ---             16

Net realized and
  unrealized gain
  (loss) on investments:
  Capital gains
    distributions...........     ---            15         ---            199
  Realized gain (loss)
    on investments..........     ---           (10)        ---             13
  Unrealized gain (loss)
    on investments..........     ---            11         ---           (274)
                              ------------------------------------------------
Net realized and unrealized
  gain (loss) on investments     ---            16         ---            (62)
                              ------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations...........    $---         $  15        $---       $    (46)
                              ================================================

                                  See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
==========================================================================================
STATEMENTS OF CHANGES IN NET ASSETS                           YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

                                                MID-        INTERNATIONAL       SMALL
                                 BOND      CAPITALIZATION     DISCOVERY     CAPITALIZATION
                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                              ------------------------------------------------------------
NON-TRUST CONTRACTS
Increase (decrease)
  in net assets:
  From operations:
    Net investment
      income (loss).........   $   309        $  (315)        $  (131)         $  (177)
    Capital gains
      distributions.........       ---          6,847           2,472            1,365
    Realized gain (loss)
      on investments........      (191)         1,387             383              531
    Unrealized gain (loss)
      on investments........       168         (9,570)         (4,709)          (3,787)
                              ------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations..............       286         (1,651)         (1,985)          (2,068)

  From contractholder
    transactions (NOTE 3):
    Variable annuity
      deposits..............       460          1,650             497              930
    Terminations and
      withdrawals...........    (1,928)        (5,634)         (1,629)          (2,521)
                              ------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions............    (1,468)        (3,984)         (1,132)          (1,591)
                              ------------------------------------------------------------
Net increase (decrease)
  in net assets.............    (1,182)        (5,635)         (3,117)          (3,659)
Net assets at
  beginning of year.........     5,684         22,596          10,825           13,218
                              ------------------------------------------------------------
Net assets at end of year...   $ 4,502        $16,961         $ 7,708          $ 9,559
                              ============================================================

TRUST CONTRACTS
Increase (decrease)
  in net assets:
  From operations:
    Net investment income
      (loss)................   $    21        $    (2)        $    (1)         $    (1)
    Capital gains
      distributions.........       ---            122              54                8
    Realized gain (loss)
      on investments........       ---            ---              10               13
    Unrealized gain (loss)
      on investments........       ---           (155)           (104)             (28)
                              ------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations..............        21            (35)            (41)              (8)

  From contractholder
    transactions (NOTE 3):
    Variable annuity
      deposits..............       ---            ---             ---              ---
    Terminations and
      withdrawals...........       ---            ---             (34)             (33)
                              ------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions............       ---            ---             (34)             (33)
                              ------------------------------------------------------------
Net increase (decrease)
  in net assets.............        21            (35)            (75)             (41)
Net assets at
  beginning of year.........       293            366             253               98
                              ------------------------------------------------------------
Net assets at end of year...   $   314        $   331         $   178          $    57
                              ============================================================

                                  See accompanying notes.

==========================================================================================

------------------------------------------------------------------------------------------

                                              COLONIAL
                               COLONIAL       STRATEGIC      NEWPORT         MONEY
                              U.S. STOCK       INCOME         TIGER          MARKET
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                              -------------------------------------------------------
NON-TRUST CONTRACTS
Increase (decrease)
  in net assets:
  From operations:
    Net investment income
      (loss)................   $   (28)       $   146         $  (4)        $  (14)
    Capital gains
      distributions.........       409            ---           ---            ---
    Realized gain (loss)
      on investments........        37           (119)           49            ---
    Unrealized gain (loss)
      on investments........      (376)           (58)         (142)            84
                              -------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations..............        42            (31)          (97)            70

  From contractholder
    transactions (NOTE 3):
    Variable annuity
      deposits..............       956            225           129            376
    Terminations and
      withdrawals...........    (2,276)        (1,429)         (129)          (817)
                              -------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions............    (1,320)        (1,204)          ---           (441)
                              -------------------------------------------------------
Net increase (decrease)
  in net assets.............    (1,278)        (1,235)          (97)          (371)
Net assets at
  beginning of year.........     4,934          3,043           545          1,807
                              -------------------------------------------------------
Net assets at end of year...   $ 3,656        $ 1,808         $ 448         $1,436
                              =======================================================

TRUST CONTRACTS
Increase (decrease)
  in net assets:
  From operations:
    Net investment income
      (loss)................   $   ---        $   ---         $ ---         $  ---
    Capital gains
      distributions.........       ---            ---           ---            ---
    Realized gain (loss)
      on investments........       ---            ---           ---            ---
    Unrealized gain (loss)
      on investments........       ---            ---           ---              2
                              -------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations..............       ---            ---           ---              2

  From contractholder
    transactions (NOTE 3):
    Variable annuity
      deposits..............       ---            ---           ---            ---
    Terminations and
      withdrawals...........       ---            ---           ---            ---
                              -------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions............       ---            ---           ---            ---
                              -------------------------------------------------------
Net increase (decrease)
  in net assets.............       ---            ---           ---              2
Net assets at
  beginning of year.........       ---            ---           ---             42
                              -------------------------------------------------------
Net assets at end of year...   $   ---        $   ---         $ ---         $   44
                              =======================================================

                                  See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
==========================================================================================
STATEMENTS OF CHANGES IN NET ASSETS                           YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------
(CONTINUED)                                                                 (IN THOUSANDS)

                                GLOBAL
                              STRATEGIC      EQUITY       SOCIAL     NON-TRUST/
                                INCOME       INCOME     AWARENESS      TRUST
                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     TOTAL     COMBINED
                              ------------------------------------------------------------
NON-TRUST CONTRACTS
Increase (decrease)
  in net assets:
  From operations:
    Net investment income
      (loss)................    $  (3)      $   (72)      $  (8)     $   (297)   $   (281)
    Capital gains
      distributions.........      ---           544         ---        11,637      11,836
    Realized gain (loss)
      on investments........       (4)         (236)         13         1,850       1,863
    Unrealized gain (loss)
      on investments........       12           291         (76)      (18,163)    (18,437)
                              ------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations..............        5           527         (71)       (4,973)     (5,019)

  From contractholder
    transactions (NOTE 3):
    Variable annuity
      deposits..............        1           441         167         5,832       5,832
    Terminations and
      withdrawals...........     (138)       (2,389)       (185)      (19,075)    (19,323)
                              ------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions............     (137)       (1,948)        (18)      (13,243)    (13,491)
                              ------------------------------------------------------------
Net increase (decrease)
  in net assets.............     (132)       (1,421)        (89)      (18,216)    (18,510)
Net assets at
  beginning of year.........      303         7,025         515        70,495      71,881
                              ------------------------------------------------------------
Net assets at end of year...    $ 171       $ 5,604       $ 426      $ 52,279    $ 53,371
                              ============================================================

TRUST CONTRACTS
Increase (decrease)
  in net assets:
  From operations:
    Net investment income
      (loss)................    $ ---       $    (1)      $ ---      $     16
    Capital gains
      distributions.........      ---            15         ---           199
    Realized gain (loss)
      on investments........      ---           (10)        ---            13
    Unrealized gain (loss)
      on investments........      ---            11         ---          (274)
                              -------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations..............      ---            15         ---           (46)

  From contractholder
    transactions (NOTE 3):
    Variable annuity
      deposits..............      ---           ---         ---           ---
    Terminations and
      withdrawals...........      ---          (181)        ---          (248)
                              -------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions............      ---          (181)        ---          (248)
                              -------------------------------------------------
Net increase (decrease)
  in net assets.............      ---          (166)        ---          (294)
Net assets at
  beginning of year.........      ---           334         ---         1,386
                              -------------------------------------------------
Net assets at end of year...    $ ---       $   168       $ ---      $  1,092
                              =================================================

                                  See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Parkstone  Variable  Annuity  Account (the Account) is a separate account of  Security  Benefit  Life  Insurance  Company  (SBL).  The  Account is
registered as a unit investment trust under the Investment  Company Act of 1940, as amended.  Deposits  received by the  Account  are  invested in the  Parkstone
Advantage Fund, Liberty Variable  Investment Trust or SBL Fund, mutual funds not otherwise available to the public. As directed by the owners,  amounts deposited are  invested in shares of the  following  accounts of the  Parkstone  Advantage
Fund: Bond Fund - emphasis on current income as well as preservation of capital,
Mid-Capitalization  Fund  -  emphasis  on  capital  appreciation,  International
Discovery  Fund - emphasis on long-term  capital  growth  through  investment in foreign and domestic common stocks, and the Small Capitalization Fund - emphasis on capital appreciation through investment in small- to medium-sized  companies;
the following accounts of the Liberty Variable  Investment Trust:  Colonial U.S.
Stock Fund - emphasis on seeking  growth over time through  investment in common stock of U.S.  companies,  Colonial  Strategic  Income  Fund - emphasis  on high current income through investment in U.S. and foreign government  securities and high yield,  high risk  corporate debt securities,  and the Newport Tiger Fund -
emphasis on long-term capital growth through  investment in equity securities of companies  located in East Asia;  and the  following  accounts  of the SBL Fund:
Money  Market  Series  (Series  C) -  emphasis  on  capital  preservation  while generating interest income, Global Strategic Income Series (Series K) - emphasis on high current income with secondary emphasis on capital  appreciation,  Equity
Income Series (Series O) - emphasis on substantial  dividend  income and capital appreciation  and Social  Awareness  Series  (Series  S) -  emphasis  on capital appreciation.

Two  types of  investment  contracts  are  offered  - one for  individuals  (the
Non-Trust Contracts) and one for trusts and customers of financial institutions'
trust departments (the Trust Contracts).

Under the terms of the investment advisory contracts,  portfolio  investments of
the  Parkstone   Advantage  Fund  are  made  by  First  of  America   Investment
Corporation,  with Gulfstream  Global  Investors,  Ltd.  providing  sub-advisory services to the International Discovery Fund. First of America Investment Corp.,
a  wholly-owned   subsidiary  of  First  of  America  Bank,  N.A.,  which  is  a wholly-owned  subsidiary of National City  Corporation,  holds a 72% interest in
Gulfstream Global Investors,  Ltd. Portfolio investments of the Liberty Variable
Investment  Trust are made by Liberty  Advisory  Services  Corp.  with  Colonial
Management Associates, Inc. providing sub-advisory services to the Colonial U.S.
Stock Fund and the Colonial  Strategic Income Fund, and Newport Fund Management,
Inc.  providing  sub-advisory  services  to the Newport  Tiger  Fund.  Portfolio investments of the SBL Fund are made by Security Management Company,  LLC (SMC), a limited liability company controlled by its members,  SBL and Security Benefit
Group,  Inc., a  wholly-owned  subsidiary  of SBL. SMC has engaged T. Rowe Price
Associates,  Inc. to provide sub-advisory  services for the Equity Income Series
(Series O) and  Wellington  Management  Company LLP  (Wellington  Management) to
provide  sub-advisory  services to Global  Strategic  Income Series  (Series K).

INVESTMENT  VALUATION  -  Investments  in mutual  fund shares are carried in the balance sheet at market value (net asset value of the  underlying  mutual fund).
Investment  transactions  are accounted for on the transaction  date.  Beginning
January  1,  2000,  realized  gains  and  losses  on  sales of  investments  are determined  based on the  average  cost of  investments  sold.  Previously,  the first-in,  first-out method was used. This change in accounting principle had no effect on net assets.

The cost of  investments  purchased and proceeds from  investments  sold for the year ended December 31 were as follows:

                                                COST OF       PROCEEDS
                                               PURCHASES     FROM SALES
                                               ---------     ----------
                                                    (IN THOUSANDS)
         Bond Fund..........................    $1,045         $2,183
         Mid-Capitalization Fund............     9,529          6,858
         International Discovery Fund.......     3,125          1,897
         Small Capitalization Fund..........     2,481          2,910
         Colonial U.S. Stock Fund...........     1,998          2,937
         Colonial Strategic Income Fund.....       487          1,545
         Newport Tiger Fund.................       160            163
         Money Market Series................       434            889
         Global Strategic Income Series.....         1            141
         Equity Income Series...............     1,494          3,137
         Social Awareness Series............       210            236

ANNUITY  RESERVES - As of December  31,  2000,  annuity  reserves  have not been established  because  there are no  contracts  that have  matured and are in the payout stage.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual  fund  to the  Account  are  reinvested  in  additional  shares  of  each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL  INCOME TAXES - The operations of the Account are part of the operations of SBL.  Under current law, no federal  income taxes are allocated by SBL to the operations of the Account.

USE OF ESTIMATES - The  preparation of financial  statements in conformity  with
accounting   principles   generally  accepted  in  the  United  States  requires
management to make estimates and assumptions that affect the amounts reported in the financial  statements and  accompanying  notes.  Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a maintenance fee of $30 per year for each individual  contract.  An administrative  fee is  deducted  equal to an annual  rate of 0.15% and 0.05% of each  subaccount's  average  daily net assets which fund the Non-Trust and Trust
Contracts,  respectively.  Mortality  and  expense  risks  assumed  by  SBL  are compensated  for by a fee equivalent to an annual rate of 1.25% and 0.65% of the net asset value of each  Non-Trust and Trust  Contract,  respectively,  of which
0.6% is for assuming  mortality risks and the remainder is for assuming  expense risks.

When  applicable,  an amount for state  premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                         NON-TRUST       TRUST
                                                         CONTRACTS     CONTRACTS
                                                         ---------     ---------
    Bond Subaccount:
      Variable annuity deposits.......................       39           ---
      Terminations, withdrawals and
        administrative expense charges................      163           ---

    Mid-Capitalization Subaccount:
      Variable annuity deposits.......................       64           ---
      Terminations, withdrawals and
        administrative expense charges................      219           ---

    International Discovery Subaccount:
      Variable annuity deposits.......................       27           ---
      Terminations, withdrawals and
        administrative expense charges................       90             2

    Small Capitalization Subaccount:
      Variable annuity deposits.......................       40           ---
      Terminations, withdrawals and
        administrative expense charges................      109             1

    Colonial U.S. Stock Subaccount:
      Variable annuity deposits.......................       76           ---
      Terminations, withdrawals and
        administrative expense charges................      181           ---

    Colonial Strategic Income Subaccount:
      Variable annuity deposits.......................       22           ---
      Terminations, withdrawals and
        administrative expense charges................      136           ---

    Newport Tiger Subaccount:
      Variable annuity deposits.......................       10           ---
      Terminations, withdrawals and
        administrative expense charges................       10           ---

    Money Market Subaccount:
      Variable annuity deposits.......................       34           ---
      Terminations, withdrawals and
        administrative expense charges................       75           ---

    Global Strategic Income Subaccount:
      Variable annuity deposits.......................      ---           ---
      Terminations, withdrawals and
        administrative expense charges................       13           ---

    Equity Income Subaccount:
      Variable annuity deposits.......................       42           ---
      Terminations, withdrawals and
        administrative expense charges................      223            16

    Social Awareness Subaccount:
      Variable annuity deposits.......................       11           ---
      Terminations, withdrawals and
        administrative expense charges................       13           ---